Victory Portfolios II

Victory Market Neutral Fund (Member Class)

(the “Fund”)

Supplement dated June 18, 2024,
to the Prospectus dated November 1, 2023

Effective immediately, the disclosure found under the subheading “Paying for Your Initial Purchase” under the section titled How to Buy Shares in each Fund’s Prospectus is deleted in its entirety and replaced with the following:

Paying for Your Initial Purchase

If you wish to make an investment directly into the Victory Funds, make your check payable to the “Victory Funds.” All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. If unclear or no instructions are provided with your check as to which fund the purchase was intended, we will make every effort to contact you to receive proper instructions. However, if we are unable to reach you within three business days of receipt of your check, we will deposit the funds in an existing or new Victory Treasury Money Market Trust account matching your existing registration. If we cannot locate an existing account matching your registration, the check will be returned within three business days. Initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third-party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Fund. All payments must be denominated in U.S. dollars.

Victory Portfolios II

Victory Market Neutral Income Fund

Victory US 500 Enhanced Volatility Wtd Index Fund

Supplement dated June 18, 2024,

to the Statement of Additional Information dated November 1, 2023, as supplemented (“SAI”)

James K. De Vries has resigned as the President and Principal Executive Officer of Victory Portfolios II (the “Trust”), and Thomas Dusenberry is hereby appointed by the Board of Trustees (the “Board”) to serve as President and Principal Executive Officer of the Trust and Patricia McClain is hereby appointed by the Board to serve as Secretary of the Trust effective June 14, 2024.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.All references to Mr. De Vries listed in the SAI are deleted.

2.In the Management of the Trust section of the SAI under the heading “Officers of the Trust” the following rows are hereby added to the table:

Date
Name and	Position with	Commenced	Principal Occupation
Date of Birth	the Trust	Service	During Past 5 Years
Thomas Dusenberry	President	May 2022*	Director, Fund Administration, the Adviser (May
(July 1977)			2023-present); Manager, Fund Administration
(2022-April 2023); Treasurer and Principal
Financial Officer (2020-2022), Assistant Treasurer
(2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial
Officer (2018-2021) and Treasurer (2020-2021),
Salient Private Access Funds and Endowment
PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners
(2020-2022); Director of Fund Operations, Salient
Partners (2016-2019). Mr. Dusenberry also serves
as President of Victory Portfolios, Victory
Variable Insurance Funds, and Victory Portfolios
III.
Patricia McClain	Secretary	June 2024	Director, Regulatory Administration, Fund
(September 1962)			Administration, the Adviser (July 2019-present).
Ms. McClain also serves as Secretary of Victory
Portfolios, Victory Variable Insurance Funds, and
Victory Portfolios III.

* Effective June 14, 2024, Mr. Dusenberry resigned as Secretary and accepted the position of President.

If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares US 500 Volatility Wtd ETF	VictoryShares US Multi-Factor Minimum Volatility
VictoryShares US Small Cap Volatility Wtd ETF	ETF
VictoryShares International Volatility Wtd ETF	VictoryShares US 500 Enhanced Volatility Wtd ETF
VictoryShares US Large Cap High Div Volatility Wtd	VictoryShares US EQ Income Enhanced Volatility Wtd
ETF	ETF
VictoryShares US Small Cap High Div Volatility Wtd	VictoryShares US Discovery Enhanced Volatility Wtd
ETF	ETF
VictoryShares International High Div Volatility Wtd ETF VictoryShares Developed Enhanced Volatility Wtd ETF
VictoryShares Dividend Accelerator ETF	VictoryShares Nasdaq Next 50 ETF
VictoryShares WestEnd U.S. Sector ETF

Supplement dated June 18, 2024,

to the Statement of Additional Information dated November 1, 2023, as supplemented (“SAI”)

James K. De Vries has resigned as the President and Principal Executive Officer of Victory Portfolios II (the “Trust”), and Thomas Dusenberry is hereby appointed by the Board of Trustees (the “Board”) to serve as President and Principal Executive Officer of the Trust and Patricia McClain is hereby appointed by the Board to serve as Secretary of the Trust effective June 14, 2024.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.All references to Mr. De Vries listed in the SAI are deleted.

2.In the Management of the Trust section of the SAI under the heading “Officers of the Trust” the following rows are hereby added to the table:

Date
Name and	Position with	Commenced	Principal Occupation
Date of Birth	the Trust	Service	During Past 5 Years
Thomas Dusenberry	President	May 2022*	Director, Fund Administration, the Adviser (May
(July 1977)			2023-present); Manager, Fund Administration
(2022-April 2023); Treasurer and Principal
Financial Officer (2020-2022), Assistant Treasurer
(2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial
Officer (2018-2021) and Treasurer (2020-2021),
Salient Private Access Funds and Endowment
PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners
(2020-2022); Director of Fund Operations, Salient
Partners (2016-2019). Mr. Dusenberry also serves
as President of Victory Portfolios, Victory
Variable Insurance Funds, and Victory Portfolios
III.
Patricia McClain	Secretary	June 2024	Director, Regulatory Administration, Fund
(September 1962)			Administration, the Adviser (July 2019-present).
Ms. McClain also serves as Secretary of Victory
Portfolios, Victory Variable Insurance Funds, and
Victory Portfolios III.

* Effective June 14, 2024, Mr. Dusenberry resigned as Secretary and accepted the position of President.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares US Value Momentum ETF

VictoryShares US Small Mid Cap Value Momentum ETF

VictoryShares International Value Momentum ETF

VictoryShares Emerging Markets Value Momentum ETF

VictoryShares Short-Term Bond ETF

VictoryShares Core Intermediate Bond ETF

VictoryShares Free Cash Flow ETF

VictoryShares Small Cap Free Cash Flow ETF

Supplement dated June 18, 2024,

to the Statement of Additional Information

dated November 1, 2023, as amended and restated December 15, 2023, as supplemented (“SAI”)

James K. De Vries has resigned as the President and Principal Executive Officer of Victory Portfolios II (the “Trust”), and Thomas Dusenberry is hereby appointed by the Board of Trustees (the “Board”) to serve as President and Principal Executive Officer of the Trust and Patricia McClain is hereby appointed by the Board to serve as Secretary of the Trust effective June 14, 2024.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.All references to Mr. De Vries listed in the SAI are deleted.

2.In the Management of the Trust section of the SAI under the heading “Officers of the Trust” the following rows are hereby added to the table:

Date
Name and	Position with	Commenced	Principal Occupation
Date of Birth	the Trust	Service	During Past 5 Years
Thomas Dusenberry	President	May 2022*	Director, Fund Administration, the Adviser (May
(July 1977)			2023-present); Manager, Fund Administration
(2022-April 2023); Treasurer and Principal
Financial Officer (2020-2022), Assistant Treasurer
(2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial
Officer (2018-2021) and Treasurer (2020-2021),
Salient Private Access Funds and Endowment
PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners
(2020-2022); Director of Fund Operations, Salient
Partners (2016-2019). Mr. Dusenberry also serves
as President of Victory Portfolios, Victory
Variable Insurance Funds, and Victory Portfolios
III.
Patricia McClain	Secretary	June 2024	Director, Regulatory Administration, Fund
(September 1962)			Administration, the Adviser (July 2019-present).
Ms. McClain also serves as Secretary of Victory
Portfolios, Victory Variable Insurance Funds, and
Victory Portfolios III.

* Effective June 14, 2024, Mr. Dusenberry resigned as Secretary and accepted the position of President.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares THB Mid Cap ETF

VictoryShares Core Plus Intermediate Bond ETF

VictoryShares Corporate Bond ETF

Supplement dated June 18, 2024,

to the Statement of Additional Information dated November 1, 2023, as supplemented (“SAI”)

James K. De Vries has resigned as the President and Principal Executive Officer of Victory Portfolios II (the “Trust”), and Thomas Dusenberry is hereby appointed by the Board of Trustees (the “Board”) to serve as President and Principal Executive Officer of the Trust and Patricia McClain is hereby appointed by the Board to serve as Secretary of the Trust effective June 14, 2024.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.All references to Mr. De Vries listed in the SAI are deleted.

2.In the Management of the Trust section of the SAI under the heading “Officers of the Trust” the following rows are hereby added to the table:

Date
Name and	Position with	Commenced	Principal Occupation
Date of Birth	the Trust	Service	During Past 5 Years
Thomas Dusenberry	President	May 2022*	Director, Fund Administration, the Adviser (May
(July 1977)			2023-present); Manager, Fund Administration
(2022-April 2023); Treasurer and Principal
Financial Officer (2020-2022), Assistant Treasurer
(2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial
Officer (2018-2021) and Treasurer (2020-2021),
Salient Private Access Funds and Endowment
PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners
(2020-2022); Director of Fund Operations, Salient
Partners (2016-2019). Mr. Dusenberry also serves
as President of Victory Portfolios, Victory
Variable Insurance Funds, and Victory Portfolios
III.
Patricia McClain	Secretary	June 2024	Director, Regulatory Administration, Fund
(September 1962)			Administration, the Adviser (July 2019-present).
Ms. McClain also serves as Secretary of Victory
Portfolios, Victory Variable Insurance Funds, and
Victory Portfolios III.

* Effective June 14, 2024, Mr. Dusenberry resigned as Secretary and accepted the position of President.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.